Short-Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2023
Short-Term Deposits and Restricted Cash [Abstract]
Short Term Deposits And Restricted Cash
Note 6 – Short-Term Deposits and Restricted Cash

	As at December 31,
	2023	2022
	$ Thousands
Short-term deposits with bank and others	-	35,662
Short-term restricted cash	532	10,328
	532	45,990

The Group held short-term deposits and restricted cash which are of investment grade based on Standard and Poor’s Ratings.